Document and Entity Information	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41130
Entity Registrant Name	Vacasa, Inc.
Entity Central Index Key	0001874944
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1995316
Entity Address, Address Line One	850 NW 13th Avenue
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	097209
City Area Code	503
Local Phone Number	946-3650
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	VCSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false